SHARE CAPITAL AND RESERVES - Restricted share units (Details)		12 Months Ended
	Jan. 01, 2026 shares	Dec. 31, 2025 CAD ($) EquityInstruments	Dec. 31, 2024 CAD ($) EquityInstruments
SHARE CAPITAL AND RESERVES
Share-based compensation | $		$ 6,284,821	$ 889,045
Number of RSUs		2,394,348
RSU's | Settlement of RSUs
SHARE CAPITAL AND RESERVES
Settlement of RSUs vested | shares	266,666
RSU's | Consultant
SHARE CAPITAL AND RESERVES
Number of RSU granted		300,000	0
Share-based compensation | $		$ 357,057	$ 0
Forfeitures | $		$ 0
RSU's | Director
SHARE CAPITAL AND RESERVES
Number of RSU granted		2,394,348	0
Vesting period (in years)		3 years
Share-based compensation | $		$ 3,260,738	$ 0
Forfeitures | $		$ 0
2026
SHARE CAPITAL AND RESERVES
Number of RSUs		1,231,449
2027
SHARE CAPITAL AND RESERVES
Number of RSUs		631,449
2028
SHARE CAPITAL AND RESERVES
Number of RSUs		531,450